                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-10387

                           Tax Managed Value Portfolio
                           ---------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED VALUE PORTFOLIO as of October 31, 2003
PORTFOLIO OF INVESTMENTS

Common Stocks -- 99.1%

SECURITY                                                         SHARES         VALUE
-----------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 3.5%

General Dynamics Corp.                                              150,000     $    12,555,000
Northrop Grumman Corp.                                               73,500           6,570,900
United Technologies Corp.                                            55,000           4,657,950
-----------------------------------------------------------------------------------------------
                                                                                $    23,783,850
-----------------------------------------------------------------------------------------------

AUTO PARTS AND EQUIPMENT -- 0.5%

BorgWarner, Inc.                                                     46,000     $     3,661,140
-----------------------------------------------------------------------------------------------
                                                                                $     3,661,140
-----------------------------------------------------------------------------------------------

BANKS-REGIONAL -- 14.4%

Bank of America Corp.                                               170,000     $    12,874,100
Bank One Corp.                                                      150,000           6,367,500
Charter One Financial, Inc.                                         108,000           3,451,680
FleetBoston Financial Corp.                                         260,000          10,501,400
SouthTrust Corp.                                                    220,000           7,007,000
TCF Financial Corp.                                                 150,000           7,827,000
UnionBanCal Corp.                                                   140,000           7,583,800
Wachovia Corp.                                                      300,000          13,761,000
Washington Mutual, Inc.                                             304,500          13,321,875
Wells Fargo & Co.                                                   255,000          14,361,600
-----------------------------------------------------------------------------------------------
                                                                                $    97,056,955
-----------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 3.0%

Clear Channel Communications, Inc.                                  230,000     $     9,388,600
Comcast Corp., Class A(1)                                           325,000          11,024,000
-----------------------------------------------------------------------------------------------
                                                                                $    20,412,600
-----------------------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.1%

Lennar Corp.                                                         80,000     $     7,348,000
-----------------------------------------------------------------------------------------------
                                                                                $     7,348,000
-----------------------------------------------------------------------------------------------

CHEMICALS -- 1.7%

Air Products and Chemicals, Inc.                                    247,000     $    11,216,270
-----------------------------------------------------------------------------------------------
                                                                                $    11,216,270
-----------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.6%

Service Master Co. (The)                                            327,000     $     3,750,690
-----------------------------------------------------------------------------------------------
                                                                                $     3,750,690
-----------------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 5.7%

ALLTEL Corp.                                                        233,500     $    11,037,545
BellSouth Corp.                                                     225,000           5,919,750
SBC Communications, Inc.                                            527,000          12,637,460
Verizon Communications, Inc.                                        267,600           8,991,360
-----------------------------------------------------------------------------------------------
                                                                                $    38,586,115
-----------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 3.9%

Diebold, Inc.                                                       106,000     $     6,048,360
Hewlett-Packard Co.                                                 298,000           6,648,380
International Business Machines Corp.                               150,000          13,422,000
-----------------------------------------------------------------------------------------------
                                                                                $    26,118,740
-----------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING -- 0.8%

Emerson Electric Co.                                                100,500     $     5,703,375
-----------------------------------------------------------------------------------------------
                                                                                $     5,703,375
-----------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 6.9%

ALLETE, Inc.                                                        150,000     $     4,531,500
Dominion Resources, Inc.                                            155,000           9,548,000
Entergy Corp.                                                       176,000           9,486,400
Exelon Corp.                                                        188,000          11,928,600
Firstenergy Corp.                                                    50,000           1,719,500
FPL Group, Inc.                                                     150,000           9,561,000
-----------------------------------------------------------------------------------------------
                                                                                $    46,775,000
-----------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.5%

Time Warner, Inc.(1)                                                212,500     $     3,249,125
-----------------------------------------------------------------------------------------------
                                                                                $     3,249,125
-----------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 6.9%

Citigroup, Inc.                                                     335,000     $    15,879,000
Countrywide Financial Corp.                                          32,000           3,363,840
Fannie Mae                                                          105,000           7,527,450
First Data Corp.                                                    158,000           5,640,600
J.P. Morgan Chase & Co.                                             185,000           6,641,500
National Commerce Financial Corp.                                   265,000           7,279,550
-----------------------------------------------------------------------------------------------
                                                                                $    46,331,940
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                         SHARES         VALUE
-----------------------------------------------------------------------------------------------
FOODS -- 2.3%

Nestle SA(2)                                                         35,500     $     7,792,586
Sara Lee Corp.                                                      375,000           7,473,750
-----------------------------------------------------------------------------------------------
                                                                                $    15,266,336
-----------------------------------------------------------------------------------------------

HEALTH CARE SERVICES -- 0.7%

Caremark Rx, Inc.(1)                                                175,000     $     4,383,750
-----------------------------------------------------------------------------------------------
                                                                                $     4,383,750
-----------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.8%

Kimberly-Clark Corp.                                                145,000     $     7,657,450
Unilever NV                                                          72,000           4,222,800
-----------------------------------------------------------------------------------------------
                                                                                $    11,880,250
-----------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY AND MANAGEMENT CONSULTING -- 0.7%

Accenture Ltd., Class A(1)(2)                                       204,000     $     4,773,600
-----------------------------------------------------------------------------------------------
                                                                                $     4,773,600
-----------------------------------------------------------------------------------------------

INSURANCE -- 5.3%

Allstate Corp. (The)                                                150,000     $     5,925,000
Marsh & McLennan Cos., Inc.                                          75,000           3,206,250
MetLife, Inc.                                                       450,000          14,130,000
Progressive Corp.                                                    97,000           7,158,600
XL Capital Ltd., Class A(2)                                          75,000           5,212,500
-----------------------------------------------------------------------------------------------
                                                                                $    35,632,350
-----------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 4.7%

Franklin Resources, Inc.                                             73,000     $     3,461,660
Goldman Sachs Group, Inc.                                           113,500          10,657,650
Merrill Lynch & Co., Inc.                                           165,000           9,768,000
Morgan Stanley                                                      146,500           8,038,455
-----------------------------------------------------------------------------------------------
                                                                                $    31,925,765
-----------------------------------------------------------------------------------------------

LEISURE AND TOURISM -- 0.5%

Carnival Corp.(2)                                                   100,000     $     3,491,000
-----------------------------------------------------------------------------------------------
                                                                                $     3,491,000
-----------------------------------------------------------------------------------------------

MACHINERY -- 1.4%

Deere and Co.                                                       150,000     $     9,093,000
-----------------------------------------------------------------------------------------------
                                                                                $     9,093,000
-----------------------------------------------------------------------------------------------

MEDICAL - DRUGS -- 3.5%

Cardinal Health, Inc.                                               140,000     $     8,307,600
Pfizer, Inc.                                                        245,000           7,742,000
Wyeth                                                               172,000           7,592,080
-----------------------------------------------------------------------------------------------
                                                                                $    23,641,680
-----------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 2.1%

Alcoa, Inc.                                                         445,000     $    14,048,650
-----------------------------------------------------------------------------------------------
                                                                                $    14,048,650
-----------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 2.6%

GlobalSantaFe Corp.                                                 368,000     $     8,283,680
Noble Corp.(1)                                                      273,000           9,372,090
-----------------------------------------------------------------------------------------------
                                                                                $    17,655,770
-----------------------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 7.0%

ChevronTexaco Corp.                                                 150,000     $    11,145,000
ConocoPhillips                                                      225,000          12,858,750
Exxon Mobil Corp.                                                   305,000          11,156,900
Occidental Petroleum Corp.                                          340,000          11,988,400
-----------------------------------------------------------------------------------------------
                                                                                $    47,149,050
-----------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.9%

Weyerhaeuser Co.                                                    209,000     $    12,588,070
-----------------------------------------------------------------------------------------------
                                                                                $    12,588,070
-----------------------------------------------------------------------------------------------

PUBLISHING -- 1.8%

Gannett Co., Inc.                                                   148,000     $    12,448,280
-----------------------------------------------------------------------------------------------
                                                                                $    12,448,280
-----------------------------------------------------------------------------------------------

REITS -- 2.7%

AMB Property Corp.                                                  112,500     $     3,373,875
Avalonbay Communities, Inc.                                          75,000           3,425,250
General Growth Properties, Inc.                                      50,000           3,825,000
Public Storage, Inc.                                                 90,000           3,600,000
Vornado Realty Trust                                                 75,000           3,791,250
-----------------------------------------------------------------------------------------------
                                                                                $    18,015,375
-----------------------------------------------------------------------------------------------

RESTAURANTS -- 1.0%

McDonald's Corp.                                                    270,000     $     6,752,700
-----------------------------------------------------------------------------------------------
                                                                                $     6,752,700
-----------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                         SHARES         VALUE
-----------------------------------------------------------------------------------------------
RETAIL - SPECIALTY AND APPAREL -- 4.6%

Sears, Roebuck & Co.                                                187,000     $     9,841,810
Target Corporation                                                  196,000           7,789,040
TJX Companies, Inc.                                                 625,000          13,118,750
-----------------------------------------------------------------------------------------------
                                                                                $    30,749,600
-----------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT MANUFACTURING -- 1.4%

Motorola, Inc.                                                      250,000     $     3,382,500
Nokia Corp. - Sponsored ADR                                         375,000           6,371,250
-----------------------------------------------------------------------------------------------
                                                                                $     9,753,750
-----------------------------------------------------------------------------------------------

TOBACCO -- 1.4%

Altria Group, Inc.                                                  207,000     $     9,625,500
-----------------------------------------------------------------------------------------------
                                                                                $     9,625,500
-----------------------------------------------------------------------------------------------

TRANSPORT - SERVICES -- 0.8%

FedEx Corp.                                                          68,500     $     5,189,560
-----------------------------------------------------------------------------------------------
                                                                                $     5,189,560
-----------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.4%

Union Pacific Corp.                                                 150,000     $     9,390,000
-----------------------------------------------------------------------------------------------
                                                                                $     9,390,000
-----------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST, $544,840,422)                                              $   667,447,836
-----------------------------------------------------------------------------------------------

Short-Term Investments -- 0.9%

                                            PRINCIPAL
                                            AMOUNT
SECURITY                                    (000'S OMITTED)    VALUE
---------------------------------------------------------------------------------
Investors Bank & Trust Company
Time Deposit, 1.08%, 11/3/03                   $  6,285        $        6,285,000
---------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $6,285,000)                             $        6,285,000
---------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.0%
   (IDENTIFIED COST, $551,125,422)                             $      673,732,836
---------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.0)%                       $         (321,018)
---------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                           $      673,411,818
---------------------------------------------------------------------------------

ADR - American Depositary Receipt

(1) Non-income producing security.

(2) Foreign security.

                       See notes to financial statements.

TAX-MANAGED VALUE PORTFOLIO as of October 31, 2003
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of October 31, 2003

ASSETS

Investments, at value (identified cost, $551,125,422)          $      673,732,836
Cash                                                                       14,750
Receivable for investments sold                                         1,486,355
Interest and dividends receivable                                       1,177,941
Tax reclaim receivable                                                     27,700
---------------------------------------------------------------------------------
Total assets                                                   $      676,439,582
---------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                              $        2,934,826
Payable to affiliate for Trustees' fees                                       433
Accrued expenses                                                           92,505
---------------------------------------------------------------------------------
Total liabilities                                              $        3,027,764
---------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio      $      673,411,818
---------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals        $      550,803,474
Net unrealized appreciation (computed on the basis
  of identified cost)                                                 122,608,344
---------------------------------------------------------------------------------
Total                                                          $      673,411,818
---------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
October 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $250,503)                     $       12,833,476
Interest                                                                  170,267
---------------------------------------------------------------------------------
Total investment income                                        $       13,003,743
---------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                         $        3,855,245
Trustees' fees and expenses                                                17,909
Custodian fee                                                             242,992
Legal and accounting services                                              61,693
Miscellaneous                                                              18,751
---------------------------------------------------------------------------------
Total expenses                                                 $        4,196,590
---------------------------------------------------------------------------------
Net investment income                                          $        8,807,153
---------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)             $        5,318,368
   Foreign currency transactions                                            1,666
---------------------------------------------------------------------------------
Net realized gain                                              $        5,320,034
---------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $       78,815,664
   Foreign currency                                                        (3,282)
---------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)           $       78,812,382
---------------------------------------------------------------------------------

Net realized and unrealized gain                               $       84,132,416
---------------------------------------------------------------------------------

Net increase in net assets from operations                     $       92,939,569
---------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

                                                              YEAR ENDED          YEAR ENDED
                                                              OCTOBER 31, 2003    OCTOBER 31, 2002
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS

From operations --
   Net investment income                                       $     8,807,153     $     5,774,040
   Net realized gain (loss)                                          5,320,034         (90,144,892)
   Net change in unrealized
     appreciation (depreciation)                                    78,812,382          20,856,370
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                                            $    92,939,569     $   (63,514,482)
--------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $   177,743,922     $   331,362,431
   Withdrawals                                                    (159,632,380)       (147,934,370)
--------------------------------------------------------------------------------------------------
Net increase in net assets from
   capital transactions                                        $    18,111,542     $   183,428,061
--------------------------------------------------------------------------------------------------
Net increase in net assets                                     $   111,051,111     $   119,913,579
--------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   562,360,707     $   442,447,128
--------------------------------------------------------------------------------------------------
At end of year                                                 $   673,411,818     $   562,360,707
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

Supplementary Data

                                                                     YEAR ENDED OCTOBER 31,
                                                        -----------------------------------------------
                                                              2003       2002             2001(1)
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.70%          0.72%           0.70%(2)
   Net investment income                                        1.47%          0.99%           0.69%(2)
Portfolio Turnover                                                76%           213%             45%
-------------------------------------------------------------------------------------------------------

Total Return(3)                                                16.40%         (7.99)%            --
-------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                 $    673,412   $    562,361    $    442,447
-------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, July 23, 2001, to October 31, 2001.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                      See notes to financial statements.22

TAX-MANAGED VALUE PORTFOLIO as of October 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Tax-Managed Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on February 13, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value securities, primarily in well-established U.S. companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2003, the Eaton Vance Tax-Managed Value Fund held approximately 92.5% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G OTHER -- Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 13/240 of 1% (equal to 0.650% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the advisory fee amounted to $3,855,245. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $476,198,180 and $440,937,641, respectively, for the year ended October 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

   Aggregate cost                           $  553,346,989
   -------------------------------------------------------
   Gross unrealized appreciation            $  120,682,952
   Gross unrealized depreciation                  (297,105)
   -------------------------------------------------------
   Net unrealized appreciation              $  120,385,847
   -------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2003.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2003.

7  INTERESTHOLDER MEETING

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                    INTEREST IN THE PORTFOLIO
                                    -------------------------
   NOMINEE FOR TRUSTEE              AFFIRMATIVE      WITHHOLD
   ----------------------------------------------------------
   Jessica M. Bibliowicz                98%             2%
   Donald R. Dwight                     98%             2%
   James B. Hawkes                      98%             2%
   Samuel L. Hayes, III                 98%             2%
   William H. Park                      98%             2%
   Norton H. Reamer                     98%             2%
   Lynn A. Stout                        98%             2%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

TAX-MANAGED VALUE PORTFOLIO as of October 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED VALUE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Value Portfolio (the Portfolio) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years then ended and the supplementary data for the two years ended October 31, 2003 and 2002, and for the period ended October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Value Portfolio at October 31, 2003, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE TAX-MANAGED VALUE FUND
MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                         POSITION(S)      TERM OF                                   NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                   IN FUND COMPLEX
       NAME AND         TRUST AND THE    LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY
    DATE OF BIRTH         PORTFOLIO       SERVICE        DURING PAST FIVE YEARS          TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz      Trustee      Trustee of    President and Chief                    192             Director of National
11/28/59                                 the Trust    Executive Officer of                                    Financial Partners
                                        since 1998;   National Financial Partners
                                          of the      (financial services company)
                                         Portfolio    (since April 1999).
                                        since 2001    President and Chief
                                                      Operating Officer of John A.
                                                      Levin & Co. (registered
                                                      investment adviser) (July
                                                      1997 to April 1999) and a
                                                      Director of Baker, Fentress
                                                      & Company, which owns John
                                                      A. Levin & Co. (July 1997 to
                                                      April 1999). Ms. Bibliowicz
                                                      is an interested person
                                                      because of her affiliation
                                                      with a brokerage firm.

James B. Hawkes            Trustee      Trustee of    Chairman, President and                194                Director of EVC
11/9/41                                  the Trust    Chief Executive Officer of
                                        since 1991;   BMR, EVC, EVM and EV;
                                          of the      Director of EV; Vice
                                         Portfolio    President and Director of
                                        since 2001    EVD. Trustee and/or officer
                                                      of 194 registered investment
                                                      companies in the Eaton Vance
                                                      Fund Complex. Mr.Hawkes is
                                                      an interested person because
                                                      of his positions with BMR,
                                                      EVM, EVC and EV, which are
                                                      affiliates of the Trust and
                                                      the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III       Trustee      Trustee of    Jacob H. Schiff Professor of           194          Director of Tiffany & Co.
2/23/35                                  the Trust    Investment Banking Emeritus,                        (specialty retailer) and
                                        since 1986;   Harvard University Graduate                                Telect, Inc.
                                          of the      School of Business                                     (telecommunication
                                         Portfolio    Administration.                                         services company)
                                        since 2001

William H. Park            Trustee      Since 2003    President and Chief                    191                     None
9/19/47                                               Executive Officer, Prizm
                                                      Capital Management, LLC
                                                      (investment management firm)
                                                      (since 2002). Executive Vice
                                                      President and Chief
                                                      Financial Officer, United
                                                      Asset Management Corporation
                                                      (a holding company owning
                                                      institutional investment
                                                      management firms)
                                                      (1982-2001).

Ronald A. Pearlman         Trustee      Since 2003    Professor of Law, Georgetown           191                     None
7/10/40                                               University Law Center (since
                                                      1999). Tax Partner Covington
                                                      & Burling, Washington, DC
                                                      (1991-2000).

                         POSITION(S)      TERM OF                                   NUMBER OF PORTFOLIOS
                          WITH THE       OFFICE AND                                   IN FUND COMPLEX
  NAME AND              TRUST AND THE    LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY
DATE OF BIRTH             PORTFOLIO       SERVICE        DURING PAST FIVE YEARS          TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer           Trustee      Trustee of    President and Chief                    194                     None
9/21/35                                  the Trust    Executive Officer of Asset
                                        since 1986;   Management Finance Corp. (a
                                          of the      specialty finance company
                                         Portfolio    serving the investment
                                        since 2001    management industry) (since
                                                      October 2003). President,
                                                      Unicorn Corporation (an
                                                      investment and financial
                                                      advisory services company)
                                                      (since September 2000).
                                                      Formerly, Chairman, Hellman,
                                                      Jordan Management Co., Inc.
                                                      (an investment management
                                                      company) (2000-2003).
                                                      Formerly, Advisory Director
                                                      of Berkshire Capital
                                                      Corporation (investment
                                                      banking firm) (2002-2003).
                                                      Formerly, Chairman of the
                                                      Board, United Asset
                                                      Management Corporation (a
                                                      holding company owning
                                                      institutional investment
                                                      management firms) and
                                                      Chairman, President and
                                                      Director, UAM Funds (mutual
                                                      funds) (1980-2000).

Lynn A. Stout              Trustee      Trustee of    Professor of Law,                      194                     None
9/14/57                                  the Trust    University of California
                                        since 1998;   at Los Angeles School of
                                          of the      Law (since July 2001).
                                         Portfolio    Formerly, Professor of
                                        since 2001    Law, Georgetown
                                                      University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                   POSITION(S)                  TERM OF
                                    WITH THE                   OFFICE AND
       NAME AND                   TRUST AND THE                 LENGTH OF                PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH                  PORTFOLIO                    SERVICE                 DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.           President of the Trust           Since 2002           Executive Vice President of EVM,
5/31/58                                                                             BMR, EVC and EV; Chief
                                                                                    Investment Officer of EVM and
                                                                                    BMR and Director of EVC. Chief
                                                                                    Executive Officer of Belair
                                                                                    Capital Fund LLC, Belcrest
                                                                                    Capital Fund LLC, Belmar Capital
                                                                                    Fund LLC, Belport Capital Fund
                                                                                    LLC and Belrose Capital Fund LLC
                                                                                    (private investment companies
                                                                                    sponsored by EVM). Officer of 53
                                                                                    registered investment companies
                                                                                    managed by EVM or BMR.

William H. Ahern, Jr.         Vice President of the            Since 1995           Vice President of EVM and BMR.
7/28/59                               Trust                                         Officer of 35 registered
                                                                                    investment companies managed by
                                                                                    EVM or BMR.

Thomas J. Fetter              Vice President of the            Since 1997           Vice President of EVM and BMR.
8/20/43                               Trust                                         Trustee and President of The
                                                                                    Massachusetts Health & Education
                                                                                    Tax-Exempt Trust. Officer of 127
                                                                                    registered investment companies
                                                                                    managed by EVM or BMR.

Michael R. Mach                   Vice President           Vice President of        Vice President of EVM and BMR.
7/15/47                                                     the Trust since         Previously, Managing Director
                                                             1999; of the           and Senior Analyst for Robertson
                                                              Portfolio             Stephens (1998-1999). Officer of
                                                              since 2001            25 registered investment
                                                                                    companies managed by EVM or BMR.

Robert B. MacIntosh           Vice President of the            Since 1998           Vice President of EVM and BMR.
1/22/57                               Trust                                         Officer of 127 registered
                                                                                    investment companies managed by
                                                                                    EVM or BMR.

Duncan W. Richardson          Vice President of the        Vice President of        Senior Vice President and Chief
10/26/57                     Trust; President of the        the Trust since         Equity Investment Officer of EVM
                                    Portfolio               2001; President         and BMR. Officer of 41 registered
                                                           of the Portfolio         investment companies managed by
                                                              since 2002            EVM or BMR.

Walter A. Row, III            Vice President of the            Since 2001           Director of Equity Research and
7/20/57                               Trust                                         a Vice President of EVM and BMR.
                                                                                    Officer of 22 registered
                                                                                    investment companies managed by
                                                                                    EVM or BMR.

Judith A. Saryan              Vice President of the            Since 2003           Vice President of EVM and BMR.
8/21/54                               Trust                                         Previously, Portfolio Manager
                                                                                    and Equity Analyst for State
                                                                                    Street Global Advisers
                                                                                    (1980-1999). Officer of 24
                                                                                    registered investment companies
                                                                                    managed by EVM or BMR.

                                   POSITION(S)                  TERM OF
                                    WITH THE                   OFFICE AND
       NAME AND                   TRUST AND THE                 LENGTH OF                PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH                  PORTFOLIO                    SERVICE                 DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

Susan Schiff                  Vice President of the            Since 2002           Vice President of EVM and BMR.
3/13/61                               Trust                                         Officer of 26 registered
                                                                                    investment companies managed by
                                                                                    EVM or BMR.

Alan R. Dynner                     Secretary              Secretary of the Trust    Vice President, Secretary and
10/10/40                                                    since 1997; of the      Chief Legal Officer of BMR, EVM,
                                                           Portfolio since 2001     EVD, EV and EVC. Officer of 194
                                                                                    registered investment companies
                                                                                    managed by EVM or BMR. Officer
                                                                                    of 194 registered investment
                                                                                    companies managed by EVM or BMR.

Barbara E. Campbell             Treasurer of the              Since 2002(2)         Vice President of EVM and BMR.
6/19/57                            Portfolio                                        Officer of 194 registered
                                                                                    investment companies managed by
                                                                                    EVM or BMR.

James L. O'Connor               Treasurer of the               Since 1989           Vice President of BMR, EVM and
4/1/45                               Trust                                          EVD. Officer of 115 registered
                                                                                    investment companies managed by
                                                                                    EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Campbell served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax Managed Value Portfolio
---------------------------


By:   /s/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President


Date: December 16, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      ------------------------
      Barbara E. Campbell
      Treasurer


Date: December 16, 2003
      -----------------


By:   /s/ Duncan W. Richardson
      -------------------------
      Duncan W. Richardson
      President


Date: December 16, 2003
      -----------------